Organization and Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Major Subsidiaries

The Company does not conduct any substantive operations on its own but instead conducts its business operations through its subsidiaries. As of the date of this report, the Company’s major subsidiaries are as follows:

Name of subsidiaries	Date of incorporation	Place of incorporation	Ownership percentage	Principal activities
Zhejiang Haowei Technology Co., Ltd. (“Zhejiang Haowei”)	July 16, 2019	Hangzhou, China	100%	Research and development of ICs
Zhejiang Nanomicro Technology Co., Ltd. (“Zhejiang Nanomicro”)	July 16, 2019	Hangzhou, China	100%	Research and development of ICs
Zhejiang NanoBlock Technology Co., Ltd.	July 16, 2019	Hangzhou, China	100%	Research and development of ICs
Zhejiang Ipollo Technology Co., Ltd.	August 18, 2020	Hangzhou, China	100%	Distribution of products
Nano Labs HK Limited	September 8, 2020	Hong Kong	100%	Investment
Nano Labs Inc	December 22, 2020	BVI	100%	Investment

Name of subsidiaries	Date of incorporation	Place of incorporation	Ownership percentage	Principal activities
Zhejiang Weike Technology Co., Ltd.	June 2, 2021	Hangzhou, China	100%	Research and development of software
IPOLLO PTE. LTD. (formerly IPOLLO MINER PTE.LTD.)	June 9, 2021	Singapore	100%	Distribution of products
Ipollo Tech Inc	June 29, 2021	BVI	100%	Investment
Nano Tech Cayman Ltd	July 6, 2021	Cayman	100%	Investment
Nano Technology HK Limited	July 7, 2021	Hong Kong	100%	Investment
Ipollo HK Limited	July 7, 2021	Hong Kong	100%	Distribution of products
Zhejiang Metaverse Technology Co., Ltd.	August 12, 2021	Hangzhou, China	100%	Investment
Ipollo Tech Ltd	October 27, 2021	Cayman	100%	Investment
Haowei Technology (Shaoxing) Co., Ltd.	November 3, 2021	Shaoxing, China	100%	Investment
Shenzhen Matamata Technology Co., Ltd.	November 17, 2021	Shenzhen, China	100%	Distribution of products
Shenzhen Matavos Technology Co., Ltd.	December 21, 2021	Shenzhen, China	100%	Distribution of products
Tsuki Inc	January 7, 2022	United States	100%	Distribution of products
Metaski (Shaoxing) Technology Co., Ltd.	January 13, 2022	Shaoxing, China	100%	Distribution of products
Haoweiverse (Shaoxing) Technology Co., Ltd.	January 13, 2022	Shaoxing, China	65%	Plant and distribution of products
Metameta (Shaoxing) Technology Co., Ltd.	January 25, 2022	Shaoxing, China	100%	Distribution of products
Ipolloverse HK Limited	May 18, 2022	Hong Kong	70%	Research and development
Metaverse (Shaoxing) Technology Co., Ltd.	May 20, 2022	Shaoxing, China	100%	Distribution of products
Ipolloverse Cayman Ltd	May 27, 2022	Cayman	70%	Investment
Ipolloverse Tech Inc	May 30, 2022	BVI	70%	Investment
Hangzhou Meta Technology Co., Ltd.	October 21, 2022	Hangzhou, China	100%	Distribution of products